Goodwill and Intangible Assets (Tables) - Wag Labs, Inc.	12 Months Ended
Dec. 31, 2021
Schedule of changes in the carrying amount of goodwill

The following table summarizes the changes in the carrying amount of goodwill for the year ended December 31, 2021 (in thousands):

Balance December 31, 2020	$—
CPI Acquisition	1,427
Balance December 31, 2021	$1,427

Schedule of gross book value and accumulated amortization of intangible assets

The gross book value and accumulated amortization of intangible assets were as follows (in thousands):

	December 31, 2021
	Gross Book	Accumulated	Net Book
	Value	Amortization	Value
Developed technology	$648	$(65)	$553
Strategic customer relationships and licenses	2,170	(125)	2,045
Tradename	276	(16)	260
	$3,094	$(206)	$2,888

Schedule of weighted average remaining amortization period of intangible assets
Developed technology	3.6 years
Strategic customer relationships and licenses	7.2 years
Tradename	6.6 years

Schedule of estimated amortization expense of intangible asset

2022	$498
2023	498
2024	498
2025	431
2026	333
Thereafter	581
Total	$2,839